Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 11 – Subsequent events

The Company has assessed all events from June 30, 2026, up through the date that these unaudited interim condensed consolidated financial statements are available to be issued.

On July 17, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with several investors for a private placement of (i) 106,667 Class A ordinary shares, of the Company (the “Class A Ordinary Shares”) and (ii) 106,667 warrants (the “Warrants”, and the Class A Ordinary Shares underlying such Warrants, the “Warrant Shares”), with each Warrant to purchase one Class A Ordinary Share initially, at a combined price of $15 per share and one associated Warrant. The gross proceed is USD1.6 million (after giving effect to the “August 2026 Reverse Stock Split”).

On July 21, 2026, the Shareholders resolved the authorized share capital of the Company be and is hereby increased from US$7,500,000,000 divided into 675,000,000,000 Class A ordinary shares of par value US$0.01 each and 75,000,000,000 Class B ordinary shares of par value US$0.01 each, to US$1,000,000,000,000 divided into 90,000,000,000,000 Class A ordinary shares of par value US$0.01 each and 10,000,000,000,000 Class B ordinary shares of par value US$0.01 each by the creation of an additional 89,325,000,000,000 Class A ordinary shares of par value US$0.01 each and 9,925,000,000,000 Class B ordinary shares of par value US$0.01 each; In addition the Shareholders resolved that the Company reduce its issued and paid-up share capital by reducing the par value of each of its issued Class A ordinary shares and Class B ordinary shares from US$0.01 to US$0.0000001 per share (the “Capital Reduction”), by cancelling paid-up capital of US$0.0099999 on each such ordinary share.

As a result, the Company’s authorized capital comprises 90,000,000,000,000 Class A ordinary shares and 10,000,000,000,000 Class B ordinary shares with a par value US$0.0000001 each. The issued and paid-up share capital comprises 445,223 Class A ordinary shares and 16,831 Class B ordinary shares, at a par value of US$0.0000001 each, after giving effect to the “August 2026 Reverse Stock Split”.

On July 27, 2026, the Company entered into a securities purchase agreement with an accredited investor in connection with a registered direct offering for the offer and sale of 160,000 Class A ordinary shares of the Company, (“Class A Ordinary Shares”) and pre-funded warrants to purchase 240,000 Class A Ordinary Shares (“Pre-Funded Warrants”), in the aggregate (after giving effect to the “August 2026 Reverse Stock Split”).

The above events were considered non-adjustable subsequent events and were not accounted for in the unaudited condensed consolidated financial statements.

On August 20, 2026, the Company effected a reverse stock split at a ratio of 50-to-1. All the shares and share price in the accompanying unaudited condensed consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of a reverse stock splits.

Aside from the above, there are no material subsequent events that require disclosure in these consolidated financial statements.